Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenue:
Subscription and support	$ 13,373	$ 9,530	$ 43,794	$ 31,124	$ 19,902
Perpetual license	629	1,611	5,815	3,546	4,260
Total product revenue	14,002	11,141	49,609	34,670	24,162
Professional services	2,047	1,837	7,237	6,655	5,548
Total revenue	16,049	12,978	56,846	41,325	29,710
Cost of revenue:
Product	1,684	1,153	5,242	4,096	3,033
Professional services	1,873	1,586	7,005	5,679	4,846
Total cost of revenue	3,557	2,739	12,247	9,775	7,879
Gross profit	12,492	10,239	44,599	31,550	21,831
Operating expenses:
Sales and marketing	8,835	7,005	29,445	23,552	18,526
Research and development	5,079	3,041	15,121	11,074	7,979
General and administrative	3,854	2,302	10,810	8,170	5,074
Sublease termination income (note 14)		(839)	(839)
Total operating expenses	17,768	11,509	54,537	42,796	31,579
Loss from operations	(5,276)	(1,270)	(9,938)	(11,246)	(9,748)
Other (expense) income:
Interest and other income	13	2	56	53	72
Interest expense	(462)	(438)	(683)	(349)	(251)
Loss on foreign currency transactions and other gain (loss)	(19)	(15)	(87)	(50)	(12)
Loss before provision for income taxes	(5,744)	(1,721)	(10,652)	(11,592)	(9,939)
Provision for income taxes	(46)		(128)
Net loss	(5,790)	(1,721)	(10,780)	(11,592)	(9,939)
Accretion of redeemable convertible preferred stock				(22)	(81)
Preferred stock deemed dividend				(762)
Net loss attributable to common stockholders	$ (5,790)	$ (1,721)	$ (10,780)	$ (12,376)	$ (10,020)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.98)	$ (0.86)	$ (5.13)	$ (6.62)	$ (6.94)
Weighted-average common shares outstanding:
Basic and diluted (in shares)	5,904	1,991	2,101	1,869	1,444